Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
C000022551
Account Value [Line Items]
Line Graph and Table Measure Name	Ultra Short Duration Bond Fund, Class F Shares
Account Value	$ 12,276	$ 11,652	$ 11,044	$ 11,034	$ 11,059	$ 10,884	$ 10,561	$ 10,340	$ 10,179	$ 10,045	$ 10,000
C000158211
Account Value [Line Items]
Line Graph and Table Measure Name	Ultra Short Duration Bond Fund, Class Y Shares
Account Value	$ 123,672	117,292	111,089	110,895	111,059	109,331	105,891	103,706	102,008	100,480	100,000
C000022552
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Duration Government Fund, Class F Shares
Account Value	$ 11,335	10,819	10,425	10,718	10,919	10,600	10,238	10,089	10,076	10,022	10,000
C000147419
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Duration Government Fund, Class Y Shares
Account Value	$ 114,891	109,487	105,431	108,221	110,057	106,673	102,882	101,233	100,965	100,320	100,000
C000022554
Account Value [Line Items]
Line Graph and Table Measure Name	GNMA Fund, Class F Shares
Account Value	$ 10,598	10,395	10,240	11,038	11,376	11,028	10,488	10,228	10,169	10,165	10,000
C000147421
Account Value [Line Items]
Line Graph and Table Measure Name	GNMA Fund, Class Y Shares
Account Value	$ 108,348	106,002	104,164	111,998	115,117	111,310	105,656	102,698	101,858	101,601	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 112,564	110,284	108,017	117,871	121,476	116,000	105,796	103,467	101,291	99,840	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 112,564	110,284	108,017	117,871	121,476	116,000	105,796	103,467	101,291	99,840	100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 112,564	110,284	108,017	117,871	121,476	116,000	105,796	103,467	101,291	99,840	100,000
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Account Value	$ 11,940	11,371	10,826	10,806	10,834	10,674	10,381	10,168	10,104	10,029	10,000
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Account Value	$ 119,396	113,713	108,262	108,063	108,342	106,736	103,814	101,681	101,036	100,290	100,000
ICE BofA 1-3 Year U.S. Treasury Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index (USD)
Account Value	$ 11,478	11,022	10,604	10,859	10,993	10,719	10,323	10,106	10,105	10,065	10,000
ICE BofA 1-3 Year U.S. Treasury Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index (USD)
Account Value	$ 114,777	110,223	106,039	108,592	109,934	107,186	103,230	101,057	101,049	100,645	100,000
Bloomberg GNMA Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg GNMA Index (TR) (USD)
Account Value	$ 10,895	10,679	10,516	11,270	11,556	11,219	10,634	10,327	10,239	10,210	10,000
Bloomberg GNMA Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg GNMA Index (TR) (USD)
Account Value	$ 108,949	$ 106,792	$ 105,157	$ 112,700	$ 115,560	$ 112,194	$ 106,342	$ 103,270	$ 102,389	$ 102,101	$ 100,000